General Information - Additional Information (Details) ₩ in Millions	Dec. 31, 2024 KRW (₩) Market shares	Dec. 31, 2023 KRW (₩)	Feb. 08, 2005 shares
General Information [Line Items]
Number of international markets | Market	91
Number of shares issued (in shares) | shares	6,948,900
Share capital | ₩	₩ 3,474	₩ 3,474
American Depositary Shares
General Information [Line Items]
Number of shares issued (in shares) | shares			1,400,000
Share capital | ₩	₩ 3,474